Share-Based Payments Non-vested (Details) - $ / shares shares in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Rsus and Dsus [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested awards outstanding at the beginning of the period (in shares)	0.6
Granted (in shares)	0.1
Vested (in shares)	(0.2)
Forfeited (in shares)	0.0
Non-vested awards outstanding at the end of the period (in shares)	0.5
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 56.23
Granted, weighted-average grant date fair value (in dollars per unit)	85.65
Vested, weighted-average grant date fair value (in dollars per unit)	41.58
Forfeited, weighted-average grant date fair value (in dollars per unit)	0.00
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	$ 67.83
PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested awards outstanding at the beginning of the period (in shares)	0.5
Granted (in shares)	0.1
Vested (in shares)	(0.2)
Forfeited (in shares)	0.0
Non-vested awards outstanding at the end of the period (in shares)	0.4
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 57.01
Granted, weighted-average grant date fair value (in dollars per unit)	90.49	$ 74.42
Vested, weighted-average grant date fair value (in dollars per unit)	43.10
Forfeited, weighted-average grant date fair value (in dollars per unit)	0.00
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	72.57
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share	$ 98.80